Basis of preparation (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Basis of preparation
Profit or (Loss) for the period	$ 432,200	$ (5,692,847)
Accumulated losses	(339,412,841)		$ (339,845,041)
Operating cash flows	$ (250,110)	$ (512,887)